Intangible Assets, Net	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
7.	INTANGIBLE ASSETS, NET
Intangible assets, net consisted of the following:

	As of December 31,
	2018	2019
	RMB	RMB
Trade name	687,164	695,789
Active user	367,396	372,007
Technology	27,997	28,349
License	52,433	52,433
Game copyright	2,170	2,170
Less: accumulated amortization and impairment	(99,080)	(257,034)
Exchange difference	(1,094)	(3,411)

Net book value	1,036,986	890,303

Amortization expenses and impairment loss
es
charged to the consolidated statements of operations for the years ended December 31, 2017, 2018 and 2019 were RMB 6,050, RMB93,030 and RMB157,954, respectively.
The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

For the year ended December 31,	Amounts
RMB
20 20	159,162
202 1	152,955
202 2	148,994
202 3	105,593
202 4	74,592
Thereafter	249,007

Total	890,303